EXHIBIT 99.2
SEMI-ANNUAL SERVICER’S CERTIFICATE

Dated as of May 24, 2024

Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of July 20, 2022 (the “Servicing Agreement”), between, PACIFIC GAS AND ELECTRIC COMPANY, a California corporation, as Servicer (the “Servicer”), and PG&E Wildfire Recovery Funding LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the June 1, 2024 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: November 1, 2023 to April 30, 2024
Payment Date: June 3, 2024

1	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
Fixed Recovery Charge Remittances
	a.	Estimated Fixed Recovery Charges Remitted for November Collection Period		$21,208,123.00
	b.	Estimated Fixed Recovery Charges Remitted for December Collection Period		$16,441,400.00
	c.	Estimated Fixed Recovery Charges Remitted for January Collection Period		$17,775,140.00
	d.	Estimated Fixed Recovery Charges Remitted for February Collection Period		$14,425,759.00
	e.	Estimated Fixed Recovery Charges Remitted for March Collection Period		$14,782,457.00
	f.	Estimated Fixed Recovery Charges Remitted for April Collection Period		$15,829,222.00

i.	Total Estimated Fixed Recovery Charge Remittances			$100,462,101.00
ii.		Investment Earnings on Collection Account
		iii.	Investment Earnings on Capital Subaccount	$538,795.49
		iv.	Investment Earnings on Excess Funds Subaccount	$889,112.32
		v.	Investment Earnings on General Subaccount	$2,391,871.33
vi.		General Subaccount Balance (sum of i and v above)		$102,853,972.33
vii.		Excess Funds Subaccount Balance as of Prior Payment Date		$41,030,390.95
viii.		Capital Subaccount Balance as of Prior Payment Date		$20,321,097.37
ix.		Collection Account Balance (sum of vi through vii above)		$143,884,363.28
2	Outstanding Amounts as of Prior Payment Date:
i.		Tranche A-1 Outstanding Amount		$ 545,225,081.00
ii.		Tranche A-2 Outstanding Amount		600,000,000.00
iii.		Tranche A-3 Outstanding Amount		500,040,000.00
iv.		Tranche A-4 Outstanding Amount		1,149,960,000.00
v.		Tranche A-5 Outstanding Amount		1,036,920,000.00
vi.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds			$3,832,145,081.00 $126,275,060.58
3	Required Funding/Payments as of Current Payment Date:

	Principal	Principal Due
i.	Tranche A-1	$32,036,835.00

ii.	Tranche A-2	-
iii.	Tranche A-3	-

iv.	Tranche A-4	-
v.	Tranche A-5	-
vi.	For all Tranches of Recovery Bonds:	$32,036,835.00

Interest Tranche Interest Rate Days in Interest Period	Principal	Interest Due
v. Tranche A-1 4.022.% 180	$545,225,081.00	$10,964,476.38
vi. Tranche A-2 4.722% 180	600,000,000.00	14,166,000.00
vii. Tranche A-3 5.081% 180	500,040,000.00	12,703,516.20
vii. Tranche A-4 5.212% 180	1,149,960,000.00	29,967,957.60
vii. Tranche A-5 5.099% 180	1,036,920,000.00	26,436,275.40
viii. For all Tranches of Recovery Bonds:		$94,238,225.58
	Required Level	Funding Required
ix. Capital Subaccount	$ 19,500,000.00	$ -
4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
i. Indenture Trustee Fees and Expenses; Indemnity Amounts[1]		$2,200.00
ii. Servicing Fee		$975,000.00
iii. Administration Fee		$50,000.00
iv. Other Ongoing Financing Costs Expenses		$68,250.00
v. Semi-Annual Interest (including any past-due for prior periods)		$94,238,225.58
vi. Return on PG&E Capital Contribution and any remittance of unpaid upfront financing costs		$492,823.50

Tranche			Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Interest Payment		$10,964.48	$10,964,476.38
2	Tranche A-2 Interest Payment		14,166.00	14,166,000.00
3	Tranche A-3 Interest Payment		12,703.52	12,703,516.20
4	Tranche A-4 Interest Payment		29,967.96	29,967,957.60
5	Tranche A-5 Interest Payment		26,436.28	26,436,275.40
	vii.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date		$3,832,145,081
		Tranche	Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Principal Payment		$32,036,835.00	$32,036,835.00
2	Tranche A-2 Principal Payment		-	-
3	Tranche A-3 Principal Payment		-	-
4	Tranche A-4 Principal Payment		-	-
5	Tranche A-5 Principal Payment		-	-
viii.	Semi-Annual Principal			32,036,835.00
ix.	Deposit to Excess Funds Subaccount			-
x.	Released to Issuer upon Retirement of all Notes			-
xi.	Aggregate Remittances as of Current Payment Date			$100,462,101.00
	5.	Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
	i.	Excess Funds Subaccount		$25,009,362
	ii.	Capital Subaccount		-
	iii.	Total Withdrawals		$25,009,362

1 Subject to $200,000 cap per annum

6.    Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i. Tranche A-1		$513,188,246.00
ii. Tranche A-2		600,000,000.00
iii. Tranche A-3		500,040,000.00
iv. Tranche A-4		1,149,960,000.00
v. Tranche A-5		1,036,920,000.00
vi. Aggregate Outstanding Amount of all Tranches of Recovery Bonds:		$3,800,108,246.00
vii. Excess Funds Subaccount Balance		$23,250,575.44
viii. Capital Subaccount Balance		$20,859,892.86
ix. Aggregate Collection Account Balance		$44,110,468.30
7.	Shortfalls in Interest and Principal Payments as of Current Payment Date
i.	Semi-annual Interest
	Tranche A-1 Interest Payment	$ -
	Tranche A-2 Interest Payment	-
	Tranche A-3 Interest Payment	-
	Tranche A-4 Interest Payment	-
	Tranche A-5 Interest Payment	-
ii.	Semi-Annual Principal
	Tranche A-1 Principal Payment	-
	Tranche A-2 Principal Payment	-
	Tranche A-3 Principal Payment	-
	Tranche A-4 Principal Payment	-
	Tranche A-5 Principal Payment	-

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date
iii.    Capital Subaccount    $ -

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.

SERVICER:
PACIFIC GAS AND ELECTRIC COMPANY,
a California corporation
By: /s/ MARGARET K. BECKER
Name: Margaret K Becker
Title: Vice President and Treasurer